PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expenses And Other Assets [Abstract]
Disclosure of prepayments and other assets [Table Text Block]
	2020	2019

Prepaid expenses	$2,229	$1,735
Foreign exchange forward contracts designated as cash flow hedges	827	229
Loyalty reward currency inventory	19	189
Prepaid expenses and current portion of other assets	$3,075	$2,153

Non-current portion of loyalty reward currency inventory	$202	$216
Other assets	$202	$216